Loans and Convertible Bridge Financing (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Convertible Bridge Financing [Abstract]
Schedule of current and non-current liabilities
Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2022

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$861,764	See Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		241,557	See Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	247,629	See Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	119,263	See Note 8.g.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,470,213

(*)

Those CLAs were not repaid on time and therefore were in default as of December 31, 2022. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2021

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$1,057,711	See Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		230,224	See Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	236,129	See Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	113,513	See Note 8.g.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,637,577

(*)	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2021. Due to such default, the Company presented those CLA’s in their fair value.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.